Business Combination (Details 1) - USD ($) $ in Thousands	Oct. 03, 2019	Jun. 12, 2019
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents		$ 79
Trade accounts receivable		130
Other accounts receivable		175
Property, plant and equipment		14
Right of use assets		405
Servers		199
Technology and supplier relations		4,651
Customer relations		259
Short-term loan		(24)
Trade accounts payable		(170)
Other accounts payable		(343)
Contract liabilities		(99)
Lease liabilities		(443)
Deferred taxes liabilities		(1,026)
Total identifiable net assets at fair value		3,807
Goodwill	$ 7,356	7,356
Total purchase price		$ 11,163